Long-term Debt - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 08, 2019	Jul. 31, 2018	May 31, 2018	Feb. 28, 2018	Sep. 30, 2016
Debt Instrument [Line Items]
Loan reference interest rate	LIBOR
Write off of unamortized issuance costs	$ 2,383	$ 1,257	$ 2,375
Cash and cash equivalents	204,921	257,911	181,758
Restricted cash	$ 6,435	$ 7,169	$ 5,121
Weighted average interest rate	5.59%	4.72%	4.13%
Unused credit facilities, commitment fee	$ 1,049	$ 6	$ 472
Not legally restricted
Debt Instrument [Line Items]
Cash and cash equivalents	53,500	51,359
Legally restricted
Debt Instrument [Line Items]
Restricted cash	$ 8,956	15,589
Restructuring Letter Agreements
Debt Instrument [Line Items]
Prepayment amount		$ 9,768			$ 22,723	$ 30,000	$ 35,632
Amount of equity to be raised under debt instrument covenants								$ 50,000
NBG $30,000 Facility | Star Delta | Subsequent Event
Debt Instrument [Line Items]
Prepayment amount				$ 3,537